Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2024		Sep. 30, 2023
Assets [Abstract]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues		Revenues
Liabilities [Abstract]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Beginning balance, Assets		¥ 1,041		¥ 868
Total gains (losses) recognized in net revenue, Assets	[1]	5		(7)
Total gains (losses) recognized in other comprehensive income, Assets				0
Purchases/ issues, Assets	[2]	643		536
Sales/ redemptions, Assets	[2]	(527)		(492)
Settlements, Assets		21		8
Foreign exchange movements, Assets		(61)		82
Transfers into Level 3, Assets	[3],[4]	168		94
Transfers out of Level 3, Assets	[4]	(72)	[5]	(75)
Ending balance, Assets		1,218		1,014
Liabilities [Abstract]
Beginning balance, Liabilities		557		565
Total gains (losses) recognized in net revenue, Liabilities	[1]	2		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities		4		(2)
Purchases/ issues, Liabilities	[2]	241		182
Sales/ redemptions, Liabilities	[2]	(134)		(123)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(5)		10
Transfers into Level 3, Liabilities	[3],[4]	10		55
Transfers out of Level 3, Liabilities	[4]	(35)	[5]	(120)
Ending balance, Liabilities		628		572
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		470		457
Total gains (losses) recognized in net revenue, Assets	[1]	8		3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	492		457
Sales/ redemptions, Assets	[2]	(429)		(433)
Settlements, Assets
Foreign exchange movements, Assets		(18)		36
Transfers into Level 3, Assets	[3],[4]	45		53
Transfers out of Level 3, Assets	[4]	(29)	[5]	(41)
Ending balance, Assets		539		532
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		8		4
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1		22
Sales/ redemptions, Assets	[2]	(4)		(1)
Settlements, Assets
Foreign exchange movements, Assets		0		1
Transfers into Level 3, Assets	[3],[4]	2		2
Transfers out of Level 3, Assets	[4]	(1)	[5]	0
Ending balance, Assets		6		28
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		80		52
Total gains (losses) recognized in net revenue, Assets	[1]	2		8
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	18		12
Sales/ redemptions, Assets	[2]	(3)		0
Settlements, Assets
Foreign exchange movements, Assets		0		1
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]		[5]
Ending balance, Assets		97		73
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		0		2
Total gains (losses) recognized in net revenue, Assets	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]		[5]	(2)
Ending balance, Assets		0		0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		3		8
Total gains (losses) recognized in net revenue, Assets	[1]	0		1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	3		3
Sales/ redemptions, Assets	[2]	(3)		(6)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	3		0
Transfers out of Level 3, Assets	[4]	(3)	[5]	(4)
Ending balance, Assets		3		2
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		173		258
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	186		230
Sales/ redemptions, Assets	[2]	(199)		(263)
Settlements, Assets
Foreign exchange movements, Assets		(8)		20
Transfers into Level 3, Assets	[3],[4]	31		38
Transfers out of Level 3, Assets	[4]	(5)	[5]	(31)
Ending balance, Assets		177		250
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		0		0
Total gains (losses) recognized in net revenue, Assets	[1]	2		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	4		0
Sales/ redemptions, Assets	[2]	(2)		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]	7
Transfers out of Level 3, Assets	[4]		[5]
Ending balance, Assets		11		0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		35		8
Total gains (losses) recognized in net revenue, Assets	[1]	3		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	10		2
Sales/ redemptions, Assets	[2]	(5)		0
Settlements, Assets
Foreign exchange movements, Assets		(2)		1
Transfers into Level 3, Assets	[3],[4]	2
Transfers out of Level 3, Assets	[4]	(4)	[5]	(1)
Ending balance, Assets		39		10
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		122		95
Total gains (losses) recognized in net revenue, Assets	[1]	5		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	176		104
Sales/ redemptions, Assets	[2]	(127)		(67)
Settlements, Assets
Foreign exchange movements, Assets		(8)		11
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]		[5]
Ending balance, Assets		168		141
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		46		28
Total gains (losses) recognized in net revenue, Assets	[1]	(3)		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	42		52
Sales/ redemptions, Assets	[2]	(35)		(63)
Settlements, Assets
Foreign exchange movements, Assets		0		2
Transfers into Level 3, Assets	[3],[4]			13
Transfers out of Level 3, Assets	[4]	(16)	[5]	(3)
Ending balance, Assets		34		27
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		3		2
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	52		32
Sales/ redemptions, Assets	[2]	(51)		(33)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	0
Transfers out of Level 3, Assets	[4]		[5]	0
Ending balance, Assets		4		1
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	5		6
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(1)		(1)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(1)		(4)
Foreign exchange movements, Assets	[6]	0		1
Transfers into Level 3, Assets	[3],[4],[6]	1		2
Transfers out of Level 3, Assets	[4],[6]	0	[5]	2
Ending balance, Assets	[6]	4		6
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	32		11
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(18)		(8)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]			0
Settlements, Assets	[6]	(8)		12
Foreign exchange movements, Assets	[6]	(1)		0
Transfers into Level 3, Assets	[3],[4],[6]	(3)		(22)
Transfers out of Level 3, Assets	[4],[6]	2	[5]	(1)
Ending balance, Assets	[6]	4		(8)
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(46)		(32)
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(30)		(4)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	33		(2)
Foreign exchange movements, Assets	[6]	3		(3)
Transfers into Level 3, Assets	[3],[4],[6]	(3)		1
Transfers out of Level 3, Assets	[4],[6]	3	[5]	(2)
Ending balance, Assets	[6]	(40)		(42)
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	3		19
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(5)		(3)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(3)		2
Foreign exchange movements, Assets	[6]	0		2
Transfers into Level 3, Assets	[3],[4],[6]	2		(1)
Transfers out of Level 3, Assets	[4],[6]	(4)	[5]	0
Ending balance, Assets	[6]	(7)		19
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(6)		4
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(54)		(16)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]			0
Settlements, Assets	[6]	21		8
Foreign exchange movements, Assets	[6]	2		0
Transfers into Level 3, Assets	[3],[4],[6]	(3)		(20)
Transfers out of Level 3, Assets	[4],[6]	1	[5]	(1)
Ending balance, Assets	[6]	(39)		(25)
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		464		461
Total gains (losses) recognized in net revenue, Assets	[1]	(46)		(13)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	492		457
Sales/ redemptions, Assets	[2]	(429)		(433)
Settlements, Assets		21		8
Foreign exchange movements, Assets		(16)		36
Transfers into Level 3, Assets	[3],[4]	42		33
Transfers out of Level 3, Assets	[4]	(28)	[5]	(42)
Ending balance, Assets		500		507
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		291		191
Total gains (losses) recognized in net revenue, Assets	[1]	8		9
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	116		74
Sales/ redemptions, Assets	[2]	(89)		(49)
Settlements, Assets
Foreign exchange movements, Assets		(27)		23
Transfers into Level 3, Assets	[3],[4]	126		41
Transfers out of Level 3, Assets	[4]	(17)	[5]	(33)
Ending balance, Assets		408		256
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		12		17
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	2
Sales/ redemptions, Assets	[2]			(8)
Settlements, Assets
Foreign exchange movements, Assets		(1)		3
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]	1	[5]
Ending balance, Assets		14		12
Recurring [Member] | Level 3 [Member] | Non-Trading Debt Securities [Member]
Assets [Abstract]
Beginning balance, Assets		21		3
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	(4)		0
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]			20
Transfers out of Level 3, Assets	[4]		[5]
Ending balance, Assets		17		23
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets [Abstract]
Beginning balance, Assets		253	[7]	196
Total gains (losses) recognized in net revenue, Assets	[1]	43		(3)
Total gains (losses) recognized in other comprehensive income, Assets				0
Purchases/ issues, Assets	[2]	33		5
Sales/ redemptions, Assets	[2]	(5)		(2)
Settlements, Assets
Foreign exchange movements, Assets		(17)		20
Transfers into Level 3, Assets	[3],[4]	0
Transfers out of Level 3, Assets	[4]	(28)	[5]
Ending balance, Assets		279	[7]	216
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		4
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1		10
Sales/ redemptions, Liabilities	[2]	(2)		(10)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		4
Transfers out of Level 3, Liabilities	[4]	0	[5]	(3)
Ending balance, Liabilities		0		5
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		(2)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		6
Sales/ redemptions, Liabilities	[2]	0		(8)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0	[5]	(1)
Ending balance, Liabilities		0		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities				0
Total gains (losses) recognized in net revenue, Liabilities	[1]			0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]			0
Settlements, Liabilities
Foreign exchange movements, Liabilities				0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]		[5]
Ending balance, Liabilities				0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		2
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1		4
Sales/ redemptions, Liabilities	[2]	(2)		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		4
Transfers out of Level 3, Liabilities	[4]	0	[5]	(2)
Ending balance, Liabilities		0		5
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]	0	[5]
Ending balance, Liabilities				0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]		[5]
Ending balance, Liabilities		0		0
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		23		30
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	46		32
Sales/ redemptions, Liabilities	[2]	(11)		(15)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		1
Transfers into Level 3, Liabilities	[3],[4]	0		4
Transfers out of Level 3, Liabilities	[4]	(8)	[5]	(8)
Ending balance, Liabilities		50		45
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		15		17
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		1
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	0		3
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]	2		3
Transfers out of Level 3, Liabilities	[4]	(3)	[5]	(6)
Ending balance, Liabilities		14		16
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		474		493
Total gains (losses) recognized in net revenue, Liabilities	[1]	2		(6)
Total gains (losses) recognized in other comprehensive income, Liabilities		4		(2)
Purchases/ issues, Liabilities	[2]	150		119
Sales/ redemptions, Liabilities	[2]	(112)		(96)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(2)		7
Transfers into Level 3, Liabilities	[3],[4]	8		44
Transfers out of Level 3, Liabilities	[4]	(24)	[5]	(103)
Ending balance, Liabilities		488		472
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		44		21
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		5
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	44		18
Sales/ redemptions, Liabilities	[2]	(9)		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(3)		2
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0	[5]	0
Ending balance, Liabilities		¥ 76		¥ 34

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six months ended September 30, 2023 and 2024.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See “Quantitative and qualitative information regarding significant unobservable valuation inputs” above for the valuation inputs of each financial instruments.
[5]	Transfers out of Level 3 include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “Investments” for further information of financial instruments under the measurement alternative.
[6]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[7]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.